Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended				1 Months Ended			1 Months Ended
	Aug. 31, 2012	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] Product Development and Patent License Agreement [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] After First Net Sales [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] After First Net Sales [Member] Product Development and Patent License Agreement [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] Phase I Clinical Trial of a licensed product [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] Phase I Clinical Trial of a licensed product [Member] Product Development and Patent License Agreement [Member]	Feb. 29, 2012 MSKCC [Member] License agreement [Member]	Dec. 31, 2012 MSKCC [Member] License agreement [Member]	Mar. 27, 2012 MSKCC [Member] Clinical Trial Agreement [Member]	Dec. 31, 2012 Oak Ridge National Laboratory [Member]	Aug. 06, 2012 Aptiv Solutions [Member]	Dec. 31, 2012 Aptiv Solutions [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member] Maximum [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member] Minimum [Member]	Jul. 19, 2012 Fred Hutchinson Cancer Research Center [Member] Clinical Trial Agreement [Member]	Aug. 28, 2012 University of Texas M.D. Anderson Cancer Center [Member] Clinical Trial Agreement [Member] Patient	Sep. 26, 2012 Johns Hopkins University [Member] Clinical Trial Agreement [Member]	Nov. 21, 2012 University of Pennsylvania [Member] Clinical Trial Agreement [Member]	May 09, 2011 Jamess Capital Group LLC [Member] Transaction management agreement [Member]
Commitments and Contingencies (Textual)
License fee payment		$ 3,000,000
Milestones payments		7,750,000	1,500,000		750,000	750,000
Net sales in milestones payment				10,000,000									1,000,000
Milestone payment date		Jul. 24, 2012
Description of royalty payment		Company shall pay to Abbott Biotherapeutics Corp on a country-by-country basis a royalty of 12% of net sales of all licensed products until the later of: (1) 12.5 years after the first commercial sale, or (2) when the patents expire.						Company shall pay to MSKCC on a country-by-country basis a royalty of 2% of net sales of all licensed products until the later of: (1) 10 years from the first commercial sale, or (2) when the patents expire.					Royalty payments of 2% of net sales will be due to FHCRC.
Technology access fee							50,000
Annual maintenance fee							50,000
Annual research funding							50,000
Purchase of radioactive material used for research and development										233,100
Project estimated cost for clinical trials of drug Ac-225-HuM195											1,997,732	1,859,333
Down payment of project estimated cost percentage												12.50%
Down payment for project												239,000
Clinical trial cost for approval of food and drug administration														23,500,000	13,200,000
Fund for Fred Hutchinson Cancer Research Center lab ( Per year for the first two years )													150,000
Fund for Fred Hutchinson Cancer Research Center lab ( thereafter )													250,000
Number of Patients																	24
Amount paid to each patient after Completing clinical trial									31,185							31,366	481,204	38,501	31,771
Start-up fee for clinical trial									79,623							19,749	33,946	22,847	16,000
Start-up due cost paid date									Jul. 10, 2012
Monthly fee received by management firm																				12,500
Percentage of fully diluted capital stock equal to common stock																				10.00%
Warrant exercisable notice period description																				The warrants contain a provision wherein the holder may waive the 90 day exercise notice requirement by giving 65 days prior notice of such waiver.
Description of period of shares availability by exercise of warrant																				The shares available by exercise of this Warrant are also restricted and may not be sold or otherwise transfered until the earlier of twelve months from the closing date of the Pubco Transaction; or for six months after the planned Registration Statement is declared effective.
Maximum amount of out of pocket expenses																				5,000
Non - refundable institutional fee																	14,500
Annual pharmacy fee																		2,025
Amendment processing fee																		$ 500
Rent agreement termination date	Jan. 31, 2013
Notice period for termination of agreement	60 days prior to January 1, 2013